Repurchase Agreements and Securities Lending Transactions Accounted for as Secured Borrowings (Gross Amounts of Liabilities by Remaining Contractual Maturity) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2023	Mar. 31, 2023
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	¥ 33,186	¥ 25,737
Securities lending transactions	1,241	886
Total	34,427	26,623
Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	2,328	2,285
Securities lending transactions	960	685
Total	3,288	2,970
Up to 30 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	23,897	16,508
Securities lending transactions	131	73
Total	24,028	16,581
31 to 90 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	4,330	5,471
Total	4,330	5,471
Greater than 90 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	2,632	1,473
Securities lending transactions	149	128
Total	¥ 2,781	¥ 1,601